Pioneer ILS Interval Fund
Schedule of Investments  |  January 31, 2024

Ticker Symbol: XILSX

Schedule of Investments  |  1/31/24
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 95.9% of Net Assets#
	Event Linked Bonds — 7.4%
	Earthquakes – Chile — 0.1%
750,000(a)	International Bank for Reconstruction & Development, 10.111%, (SOFR + 479 bps), 3/31/26 (144A)	$ 766,425
	Earthquakes – U.S. — 0.2%
1,500,000(a)(b)	Veraison Re, 0.50%, (1 Month U.S. Treasury Bill + 50 bps), 3/8/27 (144A)	$ 1,500,000
	Flood – U.S. — 1.3%
5,000,000(a)	FloodSmart Re, 17.162%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 4,916,000
2,450,000(a)	FloodSmart Re, 21.582%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	2,457,840
750,000(a)	FloodSmart Re, 26.832%, (1 Month U.S. Treasury Bill + 2,150 bps), 3/11/26 (144A)	752,700
		$8,126,540

	Multiperil – Japan — 0.1%
500,000(a)	Umigame Re Pte, 10.086%, (3 Month U.S. Treasury Bill + 475 bps), 4/7/25 (144A)	$ 493,600
	Multiperil – U.S. — 3.3%
1,800,000(a)	Bonanza Re, 10.202%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	$ 1,798,200
350,000(a)	Hypatia Re, 14.829%, (3 Month U.S. Treasury Bill + 950 bps), 4/8/26 (144A)	370,300
2,250,000(a)	Matterhorn Re, 10.604%, (SOFR + 525 bps), 3/24/25 (144A)	2,254,500
1,000,000(a)	Merna Re II, 13.082%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,018,400
2,250,000(a)	Residential Re, 13.989%, (3 Month U.S. Treasury Bill + 866 bps), 12/6/24 (144A)	2,203,200
13,000,000(a)	Sanders Re, 11.082%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	12,999,601
250,000(a)	Sanders Re III, 11.082%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	251,875
		$20,896,076

	Multiperil – U.S. & Canada — 0.6%
250,000(a)	Matterhorn Re, 11.105%, (SOFR + 575 bps), 12/8/25 (144A)	$ 230,000
1Pioneer ILS Interval Fund | 1/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
2,000,000(a)	Mona Lisa Re, 17.832%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	$ 2,150,000
1,000,000(a)	Montoya Re, 16.832%, (1 Month U.S. Treasury Bill + 1,150 bps), 4/7/27 (144A)	1,001,200
		$3,381,200

	Multiperil – U.S. Regional — 0.2%
4,000,000(a)	Matterhorn Re, 10.404%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/27 (144A)	$ 1,400,000
	Windstorm – Florida — 0.3%
250,000(a)	Integrity Re II Pte, 6.133%, (3 Month USD LIBOR + 50 bps), 4/12/28 (144A)	$ 2,500
1,750,000(a)	Merna Re II, 10.842%, (3 Month U.S. Treasury Bill + 551 bps), 7/8/24 (144A)	1,748,250
		$1,750,750

	Windstorm – Japan — 0.3%
1,750,000(a)	Sakura Re, 7.632%, (3 Month U.S. Treasury Bill + 230 bps), 4/7/25 (144A)	$ 1,712,900
	Windstorm – U.S. — 0.5%
1,250,000(a)	Bonanza Re, 11.112%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	$ 1,176,250
1,000,000(a)	Citrus Re, 14.332%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/26 (144A)	1,022,700
1,000,000(a)	Gateway Re, 15.332%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	1,039,900
		$3,238,850

	Winterstorm – Florida — 0.5%
1,000,000(a)	Integrity Re, 17.332%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 1,033,000
2,000,000(a)	Lightning Re, 16.332%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	2,104,800
		$3,137,800

	Total Event Linked Bonds	$46,404,141

Face Amount USD ($)
Collateralized Reinsurance — 18.2%
Multiperil – Massachusetts — 0.1%
750,000(c)(d)+	Portsalon Re 2022, 5/31/28	$ 687,690
Pioneer ILS Interval Fund | 1/31/242

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – U.S. — 10.0%
13,944,962(c)(d)+	Ballybunion Re 2022, 12/31/27	$ —
19,066,714(c)(d)+	Ballybunion Re 2023, 12/31/28	18,370,779
26,312,500(d)+	Emetteur Non Renseigne-PI0047 2024-1, 12/31/29	26,559,887
15,000,000(c)(d)+	Gamboge Re, 3/31/29	15,732,000
4,994,779(c)(d)+	Maidstone Re 2018, 1/31/25	—
3,062,750(c)(d)+	Riviera Re 2017, 4/30/24	393,257
11,084,286(c)(d)+	Riviera Re 2018-2, 4/30/24	1,662,643
		$62,718,566

	Multiperil – Worldwide — 7.7%
5,275,000(c)(d)+	Amaranth Re 2023, 12/31/28	$ 5,574,620
10,000,000(c)(d)+	Cerulean Re 2018-B1, 7/31/24	—
4,537,500(c)(d)+	Cypress Re 2017, 1/31/25	454
11,935,217(c)(d)+	Dartmouth Re 2018, 1/31/25	1,789,193
7,900,000(c)(d)+	Dartmouth Re 2021, 12/31/24	2,448,298
8,999,880(c)(d)+	Kingston Heath Re 2021, 12/31/24	435
5,850,000(d)+	Kingston Heath Re 2024, 12/31/29	4,431,663
1,539,000(d)+	Limestone Re 2020-1, 3/1/24 (144A)	—
5,273,540(c)(d)+	Lindrick Re 2018, 6/15/24	560,050
11,750,000(d)+	Merion Re 2024-1, 12/31/29	10,128,608
9,250,000(c)(d)+	Old Head Re 2022, 12/31/27	4,625,000
9,000,000(d)+	Old Head Re 2024, 12/31/29	6,860,413
4,850,000(d)+	PI0046 2024, 12/31/29	3,722,933
3,000,000(c)(d)+	Pine Valley Re 2023, 12/31/28	—
2,500,000(d)+	Pine Valley Re 2024, 12/31/28	2,072,980
5,150,000(c)(d)+	Portsalon Re 2021, 6/30/25	1,530,492
5,000,000(c)(d)+	Resilience Re, 5/1/24	—
1,750,000(d)+	Roseacre Re, 12/31/29	1,750,000
8,050,000(c)(d)+	Walton Health Re 2019, 6/30/24	2,026,031
5,250,000(c)(d)+	Walton Health Re 2022, 12/15/27	765,205
9,650,000(c)(d)+	Walton Heath Re 2021, 1/15/25	733
		$48,287,108

	Windstorm – Florida — 0.0%†
8,569,000(c)(d)+	Formby Re 2018, 2/29/24	$ —
1,021,875(c)(d)+	Isosceles Re, 5/31/29	107,706
5,500,405(c)(d)+	Portrush Re 2017, 6/15/24	550
		$108,256

	Windstorm – U.S. — 0.1%
7,115,790(d)+	White Heron Re, 5/31/29	$ 185,213
3Pioneer ILS Interval Fund | 1/31/24

Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.3%
11,521,321(d)+	Oakmont Re 2020, 4/30/24	$ —
4,874,600(c)(d)+	Oakmont Re 2022, 4/1/28	1,533,088
		$1,533,088

	Total Collateralized Reinsurance	$113,519,921

	Reinsurance Sidecars — 70.3%
	Multiperil – U.S. — 3.1%
21,755,605(c)(d)+	Carnoustie Re 2023, 12/31/28	$ 1,629,122
13,440,056(d)+	Clearwater Re 2023, 3/31/29	17,619,445
33,700,000(c)(e)+	Harambee Re 2018, 12/31/24	—
27,831,163(e)+	Harambee Re 2019, 12/31/24	41,747
27,000,000(c)(e)+	Harambee Re 2020, 12/31/24	415,800
		$19,706,114

	Multiperil – U.S. Regional — 0.0%†
5,110,275(c)(d)+	Brotherhood Re, 1/31/25	$ —
	Multiperil – Worldwide — 67.2%
2,000,000(e)+	Alturas Re 2020-3, 9/30/24	$ —
7,273,599(c)(e)+	Alturas Re 2021-3, 7/31/25	378,227
7,796,973(c)(e)+	Alturas Re 2022-2, 12/31/27	1,370,708
30,000,000(c)(d)+	Bantry Re 2021, 12/31/24	185,480
22,310,000(c)(d)+	Bantry Re 2023, 12/31/28	27,474,765
51,030,677(c)(d)+	Berwick Re 2020-1, 12/31/24	5,103
49,420,000(c)(d)+	Berwick Re 2022, 12/31/27	952,784
37,362,868(c)(d)+	Berwick Re 2023, 12/31/28	1,428,611
28,772,238(d)+	Berwick Re 2024-1, 12/31/29	29,059,960
23,516,314(d)+	Carnoustie Re 2024, 12/31/29	23,748,063
18,279,410(d)+	Clearwater Re 2022, 3/31/28	571,888
17,060,000(c)(d)+	Eccleston Re 2023, 11/30/28	2,376,242
2,830,000(c)(d)+	Eden Re II, 3/22/24 (144A)	823,530
1,988,789(c)(d)+	Eden Re II, 3/21/25 (144A)	306,075
3,340,000(c)(d)+	Eden Re II, 3/20/26 (144A)	999,996
125,000(c)(d)+	Eden Re II, 3/19/27 (144A)	2,602,387
12,300,000(d)+	Eden Re II, 3/17/28 (144A)	12,472,200
22,970,000(c)(d)+	Gleneagles Re 2021, 12/31/24	2,297
17,548,844(c)(d)+	Gleneagles Re 2022, 12/31/27	8,341,754
47,710,184(d)+	Gullane Re 2018, 12/31/24	2,253,076
47,546,097(c)(d)+	Gullane Re 2023, 12/31/28	59,847,753
3,500,000(c)(e)+	Lion Rock Re 2020, 1/31/25	—
3,500,000(c)(e)+	Lion Rock Re 2021, 12/31/24	391,300
13,577,448(c)(e)+	Lorenz Re 2019, 6/30/24	130,343
44,514,882(d)+	Merion Re 2018-2, 12/31/24	2,225,032
Pioneer ILS Interval Fund | 1/31/244

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
47,630,000(c)(d)+	Merion Re 2021-2, 12/31/24	$ 7,644,615
31,748,721(c)(d)+	Merion Re 2022-2, 12/31/27	30,101,328
28,383,000(c)(d)+	Pangaea Re 2021-3, 7/1/25	1,986,810
20,400,000(c)(d)+	Pangaea Re 2023-1, 12/31/28	25,043,756
15,829,307(d)+	Pangaea Re 2023-3, 5/31/29	17,960,095
2,767,000(c)(d)+	Phoenix 3 Re 2023-3, 1/4/27	3,132,797
3,865,000(c)(d)+	RosaPenna Re 2021, 7/31/25	154,600
1,600,000(c)(d)+	RosaPenna Re 2022, 6/30/28	1,538,569
2,495,047(d)+	Sector Re V, 3/1/24 (144A)	1,322,144
20,526(d)+	Sector Re V, 3/1/24 (144A)	506,106
944,953(d)+	Sector Re V, 3/1/24 (144A)	500,738
287,975(d)+	Sector Re V, 12/1/24 (144A)	518,196
125,000(d)+	Sector Re V, 12/1/24 (144A)	224,931
21,912(c)(d)+	Sector Re V, 3/1/27 (144A)	1,607,163
90,673(c)(d)+	Sector Re V, 3/1/27 (144A)	419,820
19,618(c)(d)+	Sector Re V, 12/1/27 (144A)	1,604,123
16,000,000(d)+	Sector Re V, 12/1/28 (144A)	16,744,305
8,300,000(d)+	Sector Re V, 12/1/28 (144A)	8,686,108
33,083,230(d)+	Sussex Re 2020-1, 12/31/24	43,008
35,500,000(d)+	Sussex Re 2021-1, 12/31/24	24,850
20,750,000(d)+	Sussex Re 2022, 12/31/27	1,247,075
19,180,000(e)+	Thopas Re 2020, 12/31/24	3,836
40,000,000(c)(e)+	Thopas Re 2021, 12/31/24	644,000
43,771,241(e)+	Thopas Re 2022, 12/31/27	354,547
45,672,917(c)(e)+	Thopas Re 2023, 12/31/28	49,915,931
28,214,522(e)+	Torricelli Re 2021, 7/31/25	705,363
26,000,000(e)+	Torricelli Re 2022, 6/30/28	582,400
27,000,000(c)(e)+	Torricelli Re 2023, 6/30/29	32,314,410
27,500,000(c)(e)+	Viribus Re 2018, 12/31/24	—
11,676,844(c)(e)+	Viribus Re 2019, 12/31/24	—
17,333,977(c)(e)+	Viribus Re 2020, 12/31/24	575,488
18,736,586(e)+	Viribus Re 2022, 12/31/27	687,633
23,750,000(c)(e)+	Viribus Re 2023, 12/31/28	32,834,375
17,003,469(c)(d)+	Woburn Re 2019, 12/31/24	2,846,721
		$420,423,415

	Total Reinsurance Sidecars	$440,129,529

	Total Insurance-Linked Securities (Cost $543,186,334)	$600,053,591

5Pioneer ILS Interval Fund | 1/31/24

Shares		Value
	SHORT TERM INVESTMENTS — 4.6% of Net Assets
	Open-End Fund — 4.6%
29,012,857(f)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 29,012,857
		$29,012,857

	TOTAL SHORT TERM INVESTMENTS (Cost $29,012,857)	$29,012,857

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.5% (Cost $572,199,191)	$629,066,448
	OTHER ASSETS AND LIABILITIES — (0.5)%	$(3,013,465)
	net assets — 100.0%	$626,052,983

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $95,741,963, or 15.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2024.
(b)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(c)	Non-income producing security.
(d)	Issued as participation notes.
(e)	Issued as preference shares.
(f)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2020-3	7/1/2020	$—	$—
Alturas Re 2021-3	7/1/2021	877,436	378,227
Alturas Re 2022-2	1/18/2022	1,016,170	1,370,708
Amaranth Re 2023	1/27/2023	4,409,097	5,574,620
Ballybunion Re 2022	3/9/2022	—	—
Ballybunion Re 2023	3/20/2023	16,193,084	18,370,779
Bantry Re 2021	1/11/2021	314,043	185,480
Bantry Re 2023	1/12/2023	22,310,000	27,474,765
Berwick Re 2020-1	9/18/2020	—	5,103
Pioneer ILS Interval Fund | 1/31/246

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2022	12/28/2021	$883,596	$952,784
Berwick Re 2023	2/3/2023	—	1,428,611
Berwick Re 2024-1	1/10/2024	28,772,238	29,059,960
Bonanza Re	1/27/2023	1,097,633	1,176,250
Bonanza Re	2/17/2023	1,783,348	1,798,200
Brotherhood Re	1/22/2018	812,867	—
Carnoustie Re 2023	2/15/2023	—	1,629,122
Carnoustie Re 2024	1/11/2024	23,516,314	23,748,063
Cerulean Re 2018-B1	9/10/2018	3,089,311	—
Citrus Re	4/27/2023	1,000,000	1,022,700
Clearwater Re 2022	2/10/2023	—	571,888
Clearwater Re 2023	5/3/2023	13,440,056	17,619,445
Cypress Re 2017	1/24/2017	15,250	454
Dartmouth Re 2018	1/18/2018	4,120,541	1,789,193
Dartmouth Re 2021	1/19/2021	905,791	2,448,298
Eccleston Re 2023	7/13/2023	—	2,376,242
Eden Re II	9/28/2020	2,160,179	823,530
Eden Re II	1/25/2021	1,058,828	306,075
Eden Re II	1/21/2022	1,646,288	999,996
Eden Re II	1/17/2023	125,000	2,602,387
Eden Re II	1/10/2024	12,300,000	12,472,200
Emetteur Non Renseigne-PI0047 2024-1	1/26/2024	26,312,500	26,559,887
FloodSmart Re	2/14/2022	5,000,000	4,916,000
FloodSmart Re	2/23/2023	2,450,000	2,457,840
FloodSmart Re	2/23/2023	750,000	752,700
Formby Re 2018	7/9/2018	26,626	—
Gamboge Re	4/24/2023	12,677,861	15,732,000
Gateway Re	7/14/2023	1,000,000	1,039,900
Gleneagles Re 2021	1/13/2021	420,351	2,297
Gleneagles Re 2022	1/18/2022	7,793,351	8,341,754
Gullane Re 2018	3/2/2018	—	2,253,076
Gullane Re 2023	1/20/2023	47,546,097	59,847,753
Harambee Re 2018	12/19/2017	715,477	—
Harambee Re 2019	12/20/2018	—	41,747
Harambee Re 2020	2/27/2020	—	415,800
Hypatia Re	3/27/2023	350,000	370,300
Integrity Re	3/23/2023	1,000,000	1,033,000
Integrity Re II Pte	3/18/2020	250,000	2,500
International Bank for Reconstruction & Development	3/17/2023	750,000	766,425
Isosceles Re	9/7/2023	1,792	107,706
Kingston Heath Re 2021	1/13/2021	—	435
Kingston Heath Re 2024	1/26/2024	4,299,750	4,431,663
Lightning Re	3/20/2023	2,000,000	2,104,800
Limestone Re 2020-1	12/27/2019	—	—
Lindrick Re 2018	6/21/2018	111,275	560,050
Lion Rock Re 2020	3/27/2020	42,912	—
Lion Rock Re 2021	3/1/2021	1,158,437	391,300
7Pioneer ILS Interval Fund | 1/31/24

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	6/26/2019	$2,225,025	$130,343
Maidstone Re 2018	1/8/2018	1,130,274	—
Matterhorn Re	1/29/2020	4,000,000	1,400,000
Matterhorn Re	12/15/2021	250,000	230,000
Matterhorn Re	1/29/2024	2,256,747	2,254,500
Merion Re 2018-2	12/28/2017	—	2,225,032
Merion Re 2021-2	12/28/2020	12,959,835	7,644,615
Merion Re 2022-2	3/1/2022	31,748,721	30,101,328
Merion Re 2024-1	1/17/2024	9,911,927	10,128,608
Merna Re II	6/8/2021	1,749,939	1,748,250
Merna Re II	4/5/2023	1,000,000	1,018,400
Mona Lisa Re	12/30/2022	2,000,000	2,150,000
Montoya Re	12/28/2023	1,000,000	1,001,200
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	1,121,372	1,533,088
Old Head Re 2022	1/6/2022	6,966,674	4,625,000
Old Head Re 2024	1/5/2024	6,620,062	6,860,413
Pangaea Re 2021-3	6/17/2021	—	1,986,810
Pangaea Re 2023-1	1/23/2023	20,400,000	25,043,756
Pangaea Re 2023-3	7/5/2023	15,829,307	17,960,095
Phoenix 3 Re 2023-3	12/21/2020	2,480,783	3,132,797
PI0046 2024	1/26/2024	3,595,819	3,722,933
Pine Valley Re 2023	1/24/2023	2,681,190	—
Pine Valley Re 2024	1/17/2024	2,072,982	2,072,980
Portrush Re 2017	6/12/2017	4,218,727	550
Portsalon Re 2021	8/3/2021	734,386	1,530,492
Portsalon Re 2022	7/20/2022	606,475	687,690
Residential Re	10/30/2020	2,250,000	2,203,200
Resilience Re	2/8/2017	2,413	—
Riviera Re 2017	4/13/2017	2,695,500	393,257
Riviera Re 2018-2	4/10/2018	2,851,779	1,662,643
RosaPenna Re 2021	7/16/2021	—	154,600
RosaPenna Re 2022	9/6/2022	1,441,769	1,538,569
Roseacre Re	1/11/2024	1,644,344	1,750,000
Sakura Re	3/24/2021	1,750,000	1,712,900
Sanders Re	1/16/2024	13,000,000	12,999,601
Sanders Re III	3/24/2023	250,000	251,875
Sector Re V	4/23/2019	1,440,419	1,322,144
Sector Re V	5/1/2019	73,762	506,106
Sector Re V	5/1/2019	642,189	500,738
Sector Re V	1/1/2020	5,879	518,196
Sector Re V	12/11/2020	19,794	224,931
Sector Re V	5/19/2022	—	1,607,163
Sector Re V	5/19/2022	—	419,820
Sector Re V	12/30/2022	19,618	1,604,123
Sector Re V	12/4/2023	16,000,000	16,744,305
Sector Re V	12/29/2023	8,300,000	8,686,108
Sussex Re 2020-1	1/21/2020	—	43,008
Sussex Re 2021-1	12/30/2020	—	24,850
Pioneer ILS Interval Fund | 1/31/248

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Sussex Re 2022	1/27/2022	$—	$1,247,075
Thopas Re 2020	12/30/2019	—	3,836
Thopas Re 2021	12/30/2020	—	644,000
Thopas Re 2022	2/7/2022	—	354,547
Thopas Re 2023	2/15/2023	37,850,039	49,915,931
Torricelli Re 2021	7/1/2021	—	705,363
Torricelli Re 2022	7/26/2022	—	582,400
Torricelli Re 2023	7/26/2023	27,000,000	32,314,410
Umigame Re Pte	6/18/2021	500,000	493,600
Veraison Re	1/30/2024	1,500,000	1,500,000
Viribus Re 2018	12/22/2017	456,152	—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2020	12/30/2019	1,667,280	575,488
Viribus Re 2022	4/11/2022	—	687,633
Viribus Re 2023	2/2/2023	23,750,000	32,834,375
Walton Health Re 2019	7/18/2019	227,700	2,026,031
Walton Health Re 2022	7/13/2022	18,375	765,205
Walton Heath Re 2021	6/28/2021	1,506,133	733
White Heron Re	8/30/2023	—	185,213
Woburn Re 2019	1/30/2019	2,259,445	2,846,721
Total Restricted Securities			$600,053,591
% of Net assets			95.9%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$—	$—	$687,690	$687,690
Multiperil – U.S.	—	—	62,718,566	62,718,566
Multiperil – Worldwide	—	—	48,287,108	48,287,108
Windstorm – Florida	—	—	108,256	108,256
Windstorm – U.S.	—	—	185,213	185,213
Windstorm – U.S. Regional	—	—	1,533,088	1,533,088
Reinsurance Sidecars
Multiperil – U.S.	—	—	19,706,114	19,706,114
9Pioneer ILS Interval Fund | 1/31/24

	Level 1	Level 2	Level 3	Total
Multiperil – U.S. Regional	$—	$—	$—*	$—*
Multiperil – Worldwide	—	—	420,423,415	420,423,415
All Other Insurance-Linked Securities	—	46,404,141	—	46,404,141
Open-End Fund	29,012,857	—	—	29,012,857
Total Investments in Securities	$29,012,857	$46,404,141	$553,649,450	$629,066,448
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/23	$586,268,740
Realized gain (loss)	203,038
Changed in unrealized appreciation (depreciation)	(8,227,941)
Return of capital	(104,234,996)
Purchases	143,345,934
Sales	(66,386,515)
Transfers in to Level 3*	2,681,190
Transfers out of Level 3*	—
Balance as of 1/31/24	$553,649,450
*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2024, a security valued at $2,681,190 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2024:	$5,204,887
Pioneer ILS Interval Fund | 1/31/2410